Commitments, Contingencies and Off-Balance-Sheet Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Maximum period of commitments to make loans	1 year
Maximum time period of maturities	30 years
Average reserve balance under Federal Reserve Board requirements	$ 2,959	$ 1,217
Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	3.05%	3.05%
Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	13.75%	13.75%